Earnings/(Loss) per Share (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 02, 2019	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2011 shares
Numerator:
Net income/(loss) | $		$ 131,253	$ (32,936)	$ 83,905
Denominator:
Basic weighted average common shares outstanding		15,834,913	10,622,839	7,844,595
Share based compensation		386,000
Diluted weighted average common shares outstanding		16,220,697	10,622,839	7,844,595
Number of warrants issued			15,000,000	15,000,000	15,000,000	15,000,000
Number of warrants outstanding			15,000,000	15,000,000	15,000,000
Basic and diluted earnings per share related to gain on extinguishment of debt | $ / shares		$ 10.95	$ 116,400,000
Basic and diluted earnings per share related to gain on extinguishment of debt, before reverse stock split | $ / shares		$ 0.78
Number of shares issued for one share under reverse stock split	0.0714